SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 4) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	769,939	369,939	370,339
Exercise price - Lower range	$ 8.30	$ 8.30	$ 8.30
Exercise price - Upper range	$ 15.90	$ 15.90	$ 15.90